Short-term bank loans (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Short-term Bank Loans and Notes Payable	$ 3,044,823	$ 3,636,591
Loan payable to Bank of China Lishui Branch | Loan payable One [Member]
Short-term Bank Loans and Notes Payable	2,217,423	2,331,591
Loan payable to SPD bank | Loan payable Two [Member]
Short-term Bank Loans and Notes Payable	$ 827,400	$ 1,305,000